Loans Payable (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of loans payable [Abstract]
Term loans	$ 70,044	$ 77,040	$ 103,800
Less current portion	(28,609)	(28,249)	(25,934)
Non-current portion (excluding PPP loan discussed below)	$ 41,435	$ 48,791	$ 77,866